Intangible assets and goodwill - Summary Of Detailed Information About Amortization Of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of intangible assets	$ 25	$ 17	$ 21